Share-based compensation	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation	Share-based compensation
Significant accounting estimates and judgements
Share-based Compensation
For the years ended December 31, 2022 and 2021, we granted share options under one plan - the SOPHiA GENETICS 2021 Equity Incentive Plan (the “2021 Equity Incentive Plan” or the “2021 EIP”). Under this plan, directors may offer options to directors, employees and advisors. The exercise price of the share options is set at the time they are granted. Options, once vested, can be exchanged for an equal number of ordinary shares.
Measuring the cost of share options
The fair value of the options under all plans are measured at each grant date using an adjusted form of the Black-Scholes option pricing model, taking into account the terms and conditions upon which the options were granted.
For options up to September 2020, the fair value at grant date is independently determined using an adjusted form of the Black-Scholes option pricing model that takes into account the strike price, the fair value of the share at grant date, the expected life of the award, the expected price volatility of the underlying share, the risk-free interest rate for the term of the award and the expected dividend yield. For options granted on and subsequent to September 2020 until July 22, 2021, the fair value at grant date is based on a probability-weighted expected returns method that takes account of both the value derived by using an adjusted form of the Black-Scholes option pricing model, as described above, and a discounted estimate of the price that might be achieved in a future transaction. For options granted on and subsequent to July 22, 2021, the fair value at grant date is determined by using the Black-Scholes option pricing model.
The Company has used an independent valuation firm to assist in calculating the fair value of the award grants per participant.
The key inputs used in the valuation model, for the stock options granted in the years ended December 31, 2022 and 2021, respectively, are outlined below. Stock options were only granted under the 2021 Employee Incentive Plan (“2021 EIP”). No grants have been made under the 2019 Incentive Share Option Plan (“2019 ISOP”) since 2021 and the SOPHiA GENETICS Incentive Share Option Plan (“2013 ISOP”) since 2019.
Prior to the Company’s IPO, the price of the ordinary shares at grant date, which represents a critical input into this model, has been determined on one of the following two bases:
•By reference to a contemporaneous transaction involving another class of share, using an adjusted form of the Black-Scholes option pricing model as described above, and considering the timing, amount, liquidation preferences and dividend rights of issues of other classes of shares.
•On the basis of discounted cash flow forecasts, where there was no contemporaneous or closely contemporaneous transaction in another class of share and the time interval was too large to permit an assumption that there had been no significant change in the Company’s equity value.
Subsequent to the IPO, the price of the ordinary shares at grant date, which represents a critical input into this model, has been determined on the most recent close price of the Company’s stock price on the date of grant.
Accounting policies
The Company has three share option plans for directors, employees, and advisors which are accounted for as equity-settled share-based compensation plans.
The fair value of options granted under these plans is recognized as an employee benefits expense, with a corresponding increase in equity. The total amount to be expensed is determined by reference to the fair value of the options granted:
•including any market performance conditions (e.g., the entity’s share price);
•excluding the impact of any service and non-market performance vesting conditions (e.g., profitability, sales growth; targets and remaining an employee of the entity over a specified time period), and;
•including the impact of any non-vesting conditions (e.g., the requirement for employees to save or hold shares for a specific period of time).
The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each period, the entity revises its estimates of the number of options that are expected to vest based on the non-market vesting and service conditions. It recognizes the impact of the revision to original estimates, if any, in income, with a corresponding adjustment to equity.
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the share price, or the fair value of a share, the expected life of the share option, the volatility of the share price, the risk-free interest rate, the dividend yield, and making certain assumptions about the inputs. The assumptions used for estimating fair value for share-based payment transactions are disclosed below.
The volatility used in the estimation of fair value is calculated utilizing a mix of the Company’s own share price volatility and the volatility of the share prices of a set list of publicly traded peer companies based on a defined proportion. Share price volatility is calculated for each tranche of share options on a historical basis over a period of time equal to the average life of the share options granted in each tranche. In the event that a company used in the volatility calculation has not been publicly traded for the requisite amount of time, the entirety of its trading history was used.
If the shares are not listed, estimating their fair value also requires determination of the most appropriate valuation model, such as:
•By reference to a contemporaneous transaction involving another class of share, using an adjusted form of an option pricing model above, and considering the timing, amount, liquidation preferences and dividend rights of issues of other classes of shares;
•On the basis of discounted cash flow forecasts, where there was no contemporaneous or closely contemporaneous transaction in another class of share and the time interval was too large to permit an assumption that there had been no significant change in the Company’s equity value;
•Share based compensation expense is measured at the fair value of the options at the grant date and recognized over the vesting period. Share based compensation expense is presented in the statement of income/loss and allocated to the various expense categories based on the functions of the employees to whom the options are granted (e.g., research and development, selling and marketing, general & administrative).
The calculation of the cost of the Company’s share option grants and of the fair value of the ordinary shares at the grant date requires the selection of an appropriate valuation model and is based on key assumptions that leave considerable scope for judgement.
Recognizing the cost of share options
At each reporting date, the Company takes a charge for the vested options granted and for partially earned but non-vested portions of options granted. This results in a front-loaded charge to the statement of loss. Prior to the IPO, at each reporting date, the Company reappraised its estimate of the likelihood and date of a future transaction that would cause all options which would vest six months from the transaction date to vest and, if necessary, accelerated the recognition of the unrecognized cost in the statements of loss. The Company accounts for these plans as equity-settled transactions. The charge to the statements of loss therefore results in a corresponding credit being booked to “Other reserves” within equity.
The plans
The Company has three share option plans: the 2013 ISOP (launched in September 2013), the 2019 ISOP (launched March 2019), and the 2021 EIP (launched June 2021). Under these plans, directors may offer options to directors, employees and advisors. The exercise price of the share options is set at the time they are granted. Options, once vested, can be exchanged for an equal number of ordinary shares. Under the 2021 EIP, the Company can grant restricted stock units (“RSUs”) which represent the right to receive ordinary shares upon meeting specific vesting requirements. RSUs are able to be granted to directors, executives, and employees.
The options have a life of ten years. Options under the 2013 ISOP vest 50% on the second anniversary of the grant date and a further 50% on the third anniversary of the grant date. Options under the 2019 ISOP vest 25% on each anniversary of the grant date over four years. The options under the 2021 EIP vest 25% on the first anniversary of the grant date and the remaining 75% vesting ratably on a monthly basis over the remaining three years. Refer to Restricted Stock Units below for the vesting schedules of the RSUs under the 2021 EIP.
On April 22, 2021, the Board amended the 2019 ISOP to the effect that, in the event of a successful IPO or public listing of the Company’s shares, only those unvested options that otherwise would vest within six months following the effective date of the IPO or such public listing should become fully vested immediately as of such date (accelerated vesting). The remaining unvested options (i.e., unvested options that would only vest after the six-month period following the effective date of the IPO or public listing) would not be subject to accelerated vesting and, subject to certain conditions, would vest on the basis of the original vesting schedule. Additionally, the Board instituted a black-out period, irrespective of a successful IPO or public listing of the Company, in which no options could be exercised from May 1, 2021 to January 19, 2022, and to accelerate the vesting of options that would otherwise vest during that period.
The Company assessed the amendment to the 2019 ISOP and concluded it resulted in a modification. As such, the Company assessed the valuation of the options immediately prior to and subsequently after the modification. As a result of the modification, the Company incurred an additional expense of $0.2 million year ended December 31, 2021.
2013 ISOP
Activity for the year ended December 31, 2022, under the 2013 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2022	859,540	$2.75	5.08
Exercised	(193,560)	2.44	—
Forfeited	(8,000)	3.19	—
Outstanding as of December 31, 2022	657,980	$2.92	4.24
Exercisable as of December 31, 2022	657,980	$2.92	4.24
Activity for the year ended December 31, 2021, under the 2013 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2021	1,751,560	$3.10	6.39
Exercised	(892,020)	3.00	—
Outstanding as of December 31, 2021	859,540	$2.75	5.08
Exercisable as of December 31, 2021	849,540	$2.75	5.06
Options outstanding as of December 31, 2021, under the 2013 ISOP expire between 2023 and 2029.

The weighted average share price at the date of exercise were $7.41 and $13.84 for the years ended December 31, 2022 and 2021, respectively.

2019 ISOP

Activity for the year ended December 31, 2022, under the 2019 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2022	2,812,500	$5.83	8.61
Exercised	(47,000)	7.25	—
Forfeited	(135,984)	5.15	—
Outstanding as of December 31, 2022	2,629,516	$4.96	7.21
Exercisable as of December 31, 2022	1,476,744	$4.41	6.56

Activity for the year ended December 31, 2021, under the 2019 ISOP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2021	1,972,500	$4.22	9.11
Granted	1,369,000	8.75	9.12
Forfeited	(149,750)	5.54	—
Exercised	(379,250)	4.00	—
Outstanding as of January 1, 2021	2,812,500	$5.83	8.61
Exercisable as of December 31, 2021	455,500	$1.37	7.85
The valuation inputs for the 2019 ISOP grants were as follows:

	Twelve months ended December 31,
	2022	2021	2020
Share price at grant date (in USD)	N/A	$5.59	$4.36 - $4.87
Expected life of share options (years)	N/A	6.05 - 6.19	5.67 - 6.43
Expected volatility	N/A	41.26% - 41.45%	39.84% - 43.56%
Risk free interest rate	N/A	(0.63)% - (0.48)%	(0.80)% - (0.53)%
Dividend yield (%)	N/A	—%	—%
The weighted average share price at the date of exercise were $6.19 and $13.84 for the years ended December 31, 2022 and 2021, respectively.
2021 EIP
Activity for the year ended December 31, 2022, under the 2021 EIP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2022	1,576,069	$17.96	9.57
Granted	1,336,284	6.03	—
Forfeited	(288,056)	14.00	—
Outstanding as of December 31, 2022	2,624,297	$12.32	8.88
Exercisable as of December 31, 2022	528,693	17.98	8.04

No options under the EIP 2021 were exercised for the years ended December 31, 2022 and 2021, respectively.

Activity for the year ended December 31, 2021, under the 2021 EIP was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years
Outstanding as of January 1, 2021	—	$—	—
Granted	1,595,314	17.96	9.57
Forfeited	(19,245)	18.00	—
Outstanding as of January 1, 2021	1,576,069	$17.96	9.57
Exercisable as of December 31, 2021	—	$—	—

Options outstanding as of December 31, 2022, under the 2021 EIP expire between 2031 and 2032.
The valuation inputs for the 2021 EIP grants were as follows::

Year Ended December 31,
	2022	2021
Share price at grant date (in USD)	$2.06 - $8.36	$16.81 - $18.00
Expected life of share options (years)	5.50 - 7.00	5.50 - 7.00
Expected volatility	62.65% - 69.43%	41.65% - 59.77%
Risk free interest rate	2.42% - 4.00%	0.87% - 1.36%
Dividend yield (%)	—%	—%
Share options outstanding at the year ended December 31, 2022
The weighted average fair value of options granted during the years ended December 31, 2022 and 2021, respectively (in USD):

	2022	2021
2019 ISOP	N/A	$2.12
2021 EIP	$3.62	$9.87
Movements in the share-based compensation reserve were as follows (in USD thousands):

Total
January 1, 2021	$2,948
Movement in the period	8,514
December 31, 2021	11,462
Movement in the period	13,613
December 31, 2022	$25,075
Share-based compensation expense by financial statement caption for all stock awards consists of the following (in USD thousands):

	Year ended December 31,
	2022	2021	2020
Research and development	$2,245	$784	$149
Sales and marketing	1,462	1,227	212
General and administrative	9,906	6,503	998
Total	$13,613	$8,514	$1,359
Commitment to grant options to CEO on IPO
In addition to the options granted, as set out above, the Board committed on November 29, 2018 to award to the CEO 300,000 share options, if the Company completed an IPO that valued the Company at a minimum of $1.0 billion. No other terms and conditions were specified, although it was assumed that the strike price would be equal to the IPO share price and that there could be further vesting conditions in terms of service beyond the IPO date.
On March 25, 2021, the Board formally clarified the conditions of this commitment to grant options to the CEO upon an IPO. Specifically, the Board set the grant date as November 29, 2018, set the strike price at
$3.33 (CHF 3.15), confirmed the condition of an IPO that valued the Company at a minimum of $1 billion and set the life of the option at five years. On the basis of these terms, the award was valued as of that date at $0.3 million. This value will not be updated at a later date as all terms and conditions of the award were approved. The expense of $0.3 million will be recognized when it becomes probable that an IPO that values the Company at a minimum of $1.0 billion will occur before November 29, 2023. The Company recognized $0.3 million for the year ended December 31, 2021, related to the Company’s IPO in July 2021.
Restricted Stock Units
As part of the 2021 EIP, the Company initiated granting of RSUs, which represent the right to receive shares of ordinary shares upon meeting specified vesting requirements. In the year ended December 31, 2022, the Company issued 1,776,832 RSU under the 2021 plan. Under the terms of the 2021 plan, 1,396,366 of the RSUs issued are subject to a four-year vesting schedule with 25% vesting on the first anniversary of the grant date and the remaining 75% ratably on a monthly basis over the remaining three years, and the remaining 380,466 of the RSUs issued to non-executive members of the Company’s board of directors are subject to a vesting period set to be completed upon the Company’s 2023 Annual General Meeting. The activity for the year ended December 31, 2022 was as follows:

	Number of RSUs	Weighted-average grant date fair value per share
Unvested as of January 1, 2022	287,575	$17.97
Granted	1,776,832	4.30
Vested	(133,056)	17.99
Forfeited	(65,918)	10.72
Unvested as of December 31, 2022	1,865,433	$5.20
The activity for the year ended December 31, 2021 was as follows:

	Number of RSUs	Weighted-average grant date fair value per share
Unvested as of January 1, 2021	—	$—
Granted	290,407	17.97
Forfeited	(2,832)	18.00
Unvested as of December 31, 2021	287,575	$17.97